Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 145,750
2021	88,265
2022	72,877
2023	34,972
2024	35,067
Thereafter	37,175
Total minimum lease revenue, net of commissions	$ 414,106